MINERAL PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT (Schedule Related to Property, Plant and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	$ 1,567,622
Impairment	90,615	$ 182,842
Net Book Value	1,574,212	1,567,622
Ending Balance	1,574,212	1,567,622
Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	2,438,696	2,211,020
Acquisition of Chesser	59,144
Additions	275,821	241,884
Changes in closure and reclamation provision	9,559	(5,021)
Disposals and write-offs	(12,897)	(9,187)
Ending Balance	2,770,323	2,438,696
Accumulated depreciation, amortisation and impairment [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(871,075)	(498,666)
Disposals and write-offs	(6,650)	(1,970)
Impairment	90,615	182,842
Depletion and depreciation	241,071	191,537
Ending Balance	(1,196,111)	(871,075)
Mineral Properties [member] | Depletable [member]
Mineral Properties, and Property, Plant and Equipment
Net Book Value	788,366	360,731
Mineral Properties [member] | Depletable [member] | Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	866,999	758,112
Additions	100,366	74,301
Changes in closure and reclamation provision	9,407	(10,024)
Disposals and write-offs	(142)	(372)
Transfers	534,991	44,982
Ending Balance	1,511,621	866,999
Mineral Properties [member] | Depletable [member] | Accumulated depreciation, amortisation and impairment [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(506,268)	(275,460)
Disposals and write-offs	(40)
Impairment	60,602	117,237
Depletion and depreciation	156,425	113,571
Ending Balance	(723,255)	(506,268)
Mineral Properties [member] | Non Depletable [member]
Mineral Properties, and Property, Plant and Equipment
Net Book Value	272,956	712,269
Mineral Properties [member] | Non Depletable [member] | Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	712,269	719,663
Acquisition of Chesser	58,862
Additions	39,835	35,468
Changes in closure and reclamation provision		5,238
Disposals and write-offs	(5,883)	(5,502)
Transfers	(532,127)	(42,598)
Ending Balance	272,956	712,269
Construction in progress [member]
Mineral Properties, and Property, Plant and Equipment
Net Book Value	44,169	154,647
Construction in progress [member] | Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	154,647	57,759
Additions	111,690	117,860
Transfers	(222,119)	(20,972)
Ending Balance	44,218	154,647
Construction in progress [member] | Accumulated depreciation, amortisation and impairment [member]
Mineral Properties, and Property, Plant and Equipment
Impairment	49
Ending Balance	(49)
Property, plant & Equipment [member]
Mineral Properties, and Property, Plant and Equipment
Net Book Value	468,721	339,975
Property, plant & Equipment [member] | Gross carrying amount [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	704,781	675,486
Acquisition of Chesser	282
Additions	23,930	14,255
Changes in closure and reclamation provision	152	(235)
Disposals and write-offs	(6,872)	(3,313)
Transfers	219,255	18,588
Ending Balance	941,528	704,781
Property, plant & Equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Mineral Properties, and Property, Plant and Equipment
Beginning Balance	(364,807)	(223,206)
Disposals and write-offs	(6,610)	(1,970)
Impairment	29,964	65,605
Depletion and depreciation	84,646	77,966
Ending Balance	$ (472,807)	$ (364,807)